Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Accounts payable	$ 1,045,778	$ 535,481
Accrued interest	1,876,005	980,034
Deposits	249,675	249,094
Other	182,200	50,000
Accounts Payable and Accrued Expenses	$ 3,353,658	$ 1,814,609